SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Property and equipment, cost, Beginning balance	$ 8,209,092	$ 5,130,404
Additions	1,132,514	3,011,562
Reclassification
Effect of changes in foreign exchange rates, net	(101,681)	67,126
Property and equipment, cost, Ending balance	9,239,925	8,209,092
Property and equipment, accumulated depreciation, Beginning balance	3,138,585	2,066,170
Depreciation for the period	1,221,090	1,054,264
Effect on changes in foreign exchange rates		18,151
Property and equipment, accumulated depreciation, Ending balance	4,359,675	3,138,585
Property and equipment, carrying amounts, Beginning balance	5,070,507
Property and equipment, carrying amounts, Ending balance	4,880,250	5,070,507
Equipment not ready for use [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost, Beginning balance	1,815,909
Additions	206,378	1,902,713
Reclassification	(2,016,605)	(141,702)
Effect of changes in foreign exchange rates, net	(5,682)	54,898
Property and equipment, cost, Ending balance		1,815,909
Property and equipment, accumulated depreciation, Beginning balance
Depreciation for the period
Effect on changes in foreign exchange rates
Property and equipment, accumulated depreciation, Ending balance
Property and equipment, carrying amounts, Beginning balance	1,815,909
Property and equipment, carrying amounts, Ending balance		1,815,909
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost, Beginning balance	123,659	117,115
Additions
Reclassification
Effect of changes in foreign exchange rates, net	(883)	6,544
Property and equipment, cost, Ending balance	122,776	123,659
Property and equipment, accumulated depreciation, Beginning balance	56,134	29,526
Depreciation for the period	18,544	24,079
Effect on changes in foreign exchange rates		2,529
Property and equipment, accumulated depreciation, Ending balance	74,678	56,134
Property and equipment, carrying amounts, Beginning balance	67,525
Property and equipment, carrying amounts, Ending balance	48,098	67,525
Machinery and equipment [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost, Beginning balance	6,091,621	4,830,020
Additions	913,731	1,087,414
Reclassification	2,016,605	162,917
Effect of changes in foreign exchange rates, net	(99,377)	11,270
Property and equipment, cost, Ending balance	8,922,580	6,091,621
Property and equipment, accumulated depreciation, Beginning balance	2,958,538	1,930,726
Depreciation for the period	1,178,524	1,000,085
Effect on changes in foreign exchange rates		27,727
Property and equipment, accumulated depreciation, Ending balance	4,137,062	2,958,538
Property and equipment, carrying amounts, Beginning balance	3,133,083
Property and equipment, carrying amounts, Ending balance	4,785,518	3,133,083
Office equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost, Beginning balance	177,903	183,269
Additions	12,405	21,435
Reclassification		(21,215)
Effect of changes in foreign exchange rates, net	4,261	(5,586)
Property and equipment, cost, Ending balance	194,569	177,903
Property and equipment, accumulated depreciation, Beginning balance	123,913	105,918
Depreciation for the period	24,022	30,100
Effect on changes in foreign exchange rates		(12,105)
Property and equipment, accumulated depreciation, Ending balance	147,935	123,913
Property and equipment, carrying amounts, Beginning balance	53,990
Property and equipment, carrying amounts, Ending balance	$ 46,634	$ 53,990